Earnings per Share and Stock-Based Compensation - Reconciliation of Denominator of Each Net Loss Per Share (Detail) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Apr. 30, 2013		Apr. 30, 2012		Apr. 30, 2013		Apr. 30, 2012		Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Shares used in computing basic net loss per share	166,815		163,953		166,282		163,655		164,245	162,430	135,334
Dilutive effect of stock options and restricted stock		[1]		[1]		[1]		[1]
Dilutive effect of stock warrants		[1]		[1]		[1]		[1]
Shares used in computing diluted net loss per share	166,815		163,953		166,282		163,655		164,245	162,430	135,334

[1]	For the second quarter ended April 30, 2013 and 2012, the shares used in computing diluted net loss per share do not include 4,389,000 and 4,080,000, respectively, of dilutive stock options and shares of restricted stock, nor 18,074,000 and 14,321,000, respectively, of dilutive warrant shares as the effect is anti-dilutive given the Company's loss. For the second quarter ended April 30, 2013 and 2012, additional stock options outstanding of 6,252,000 and 10,264,000, respectively, and additional warrant shares outstanding of 7,580,000 and 11,333,000, respectively, were excluded from the calculation of diluted EPS, as their effect would have been anti-dilutive based on the application of the treasury stock method. For the first half ended April 30, 2013 and 2012, the shares used in computing diluted net loss per share do not include 3,814,000 and 3,979,000, respectively, of dilutive stock options and shares of restricted stock, nor 16,833,000 and 13,349,000, respectively, of dilutive warrant shares as the effect is anti-dilutive given the Company's loss. For the first half ended April 30, 2013 and 2012, additional stock options outstanding of 6,936,000 and 10,556,000, respectively, and additional warrant shares outstanding of 8,821,000 and 12,305,000, respectively, were excluded from the calculation of diluted EPS, as their effect would have been anti-dilutive based on the application of the treasury stock method.